Additional Information - Condensed Financial Statements of Parent Company - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,370,418	$ 1,701,487
Prepaid expenses and other current assets	822,502	436,635
Total current assets	5,978,866	5,917,077
Deferred tax assets	634,160	473,500
Other non-current assets	663,133	232,465
Total Assets	15,171,729	13,511,550
Current liabilities:
Short-term borrowings	2,389,037	1,873,306
Convertible notes		228,917
Total current liabilities	5,850,389	5,418,910
Deferred tax liabilities	296,719	204,832
Liability for uncertain tax positions	5,788	5,770
Total Liabilities	10,902,101	9,361,747
Equity:
Common shares: no par value, unlimited authorized, 66,954,634 and 67,810,136 outstanding, respectively	835,543	835,543
Additional paid-in capital	568,921	590,578
Retained earnings	1,481,632	1,585,758
Accumulated other comprehensive loss	(78,125)	(196,379)
Total Canadian Solar Inc. shareholders' equity	2,807,971	2,815,500
Total Liabilities, Redeemable Interests and Equity	15,171,729	13,511,550
Related party
Current assets:
Amounts due from subsidiaries	17,959	5,220
Current liabilities:
Other current liabilities	7,484	3,927
Non-related party
Current liabilities:
Other current liabilities	507,594	388,460
Parent Company | Reportable legal entities
Current assets:
Cash and cash equivalents	681	26,293
Prepaid expenses and other current assets	14,408	20,031
Total current assets	384,325	363,885
Investments in subsidiaries	2,751,902	2,773,463
Investments in affiliates	11,745	11,745
Deferred tax assets	5,664	2,531
Other non-current assets	17,583	26,904
Total Assets	3,171,219	3,178,528
Current liabilities:
Short-term borrowings	28,000
Convertible notes		228,917
Total current liabilities	152,205	347,119
Convertible notes	195,313
Deferred tax liabilities	10,088	10,285
Liability for uncertain tax positions	5,642	5,624
Total Liabilities	363,248	363,028
Equity:
Common shares: no par value, unlimited authorized, 66,954,634 and 67,810,136 outstanding, respectively	835,543	835,543
Additional paid-in capital	568,921	590,578
Retained earnings	1,481,632	1,585,758
Accumulated other comprehensive loss	(78,125)	(196,379)
Total Canadian Solar Inc. shareholders' equity	2,807,971	2,815,500
Total Liabilities, Redeemable Interests and Equity	3,171,219	3,178,528
Parent Company | Reportable legal entities | Subsidiaries
Current assets:
Amounts due from subsidiaries	369,236	317,561
Current liabilities:
Other current liabilities	119,858	111,731
Parent Company | Reportable legal entities | Non-related party
Current liabilities:
Other current liabilities	$ 4,347	$ 6,471